SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND BASIS OF PRESENTATION (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Value of finished goods inventory	$ 240		$ 240		$ 9,259	$ 11,990
Inventory allowance and impairment	0		0		0	0
Provision for income taxes		$ 5,270	$ 2,819	$ 19,109	$ 23,327	$ 93,910	$ 782,107
Minimum [Member]
Property, Plant and Equipment [Line Items]
Property equipment, estimated useful lives					5 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Property equipment, estimated useful lives					30 years